Deposits to institutional cooperators, net (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Deposits to institutional cooperators, net
Deposits to cooperators	¥ 1,502,433,446	$ 235,764,593	¥ 918,241,497
Provision for deposits to institutional cooperators	(2,026,696)	(318,033)	(10,318,117)	$ (1,619,138)
Deposits to cooperators, net	¥ 1,500,406,750	$ 235,446,560	¥ 907,923,380